Note 7 - Related party transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Note 7 - Related party transactions

7.      Related party transactions

a)   ARP has been advised and managed by Performance Realty Management, LLC (“PRM”), an Arizona limited liability company (the “Manager”). At the formation of ARP, ARP agreed to pay the Manager of ARP quarterly management fees equal to the greater of: (a) $120,000 on an annual basis, or (b) 1% of the total assets of ARP in consideration for the management services to be rendered to or on behalf of ARP by the Manager. Commencing January 1, 2016, PRM started to serve as the Manager of ARP at no cost. During the nine months ended September 30, 2016, the Company recorded management fees of $nil (2015 - $90,000). As at September 30, 2016, ARP is indebted to the Manager of ARP for $355,103 (December 31, 2015 – ARP is owed $2,455 from the Manager of ARP), which represents advances provided by the Manager of ARP for daily operations. The amount due is unsecured, non-interest bearing and due on demand.

b)   On May 15, 2015, the Company entered into an Advisory Board Consulting and Compensation Agreement with a director of the Company pursuant to which the Company agreed to issue 1,000,000 shares of common stock to the director. In addition, the Company agreed to pay the director an annual fee equal to $120,000 or 1% of the Company’s assets as reported on its year-end balance sheet, whichever is greater. The Company will also issue an aggregate of 3,000,000 shares of common stock of the Company on the first, second and third anniversary. During the nine months ended September 30, 2016, the Company recorded management fees of $18,276 (2015 - $nil). The 1,000,000 shares of AHIT were issued on July 6, 2015. On February 25, 2016, the Company amended the Advisory Board Consulting and Compensation Agreement and the director agreed to serve on the Board of Directors at no cost.

c)   On February 25, 2016, the Company entered into an employment agreement with the CFO of the Company for a period of three years. The Company agreed to pay the CFO an annual salary equal to $120,000 or 1% of the Company’s assets as reported on its year-end balance sheet, whichever is greater. The Company also granted an aggregate of 3,000,000 shares of common stock of the Company which vests on the first, second and third anniversary. During the nine months ended September 30, 2016, the Company recorded stock-based compensation of $1,791,058 (2015 - $nil) in connection with these shares which is included in general and administrative expense. On August 1, 2016, of the 3,000,000 shares granted, the Company issued 439,401 shares of common stock to the CFO of the Company.

d)   On July 13, 2016, the Company entered into the Master UPREIT Formation Agreement resulting in the formation of AHIT NNMP, LLP, a Maryland limited liability company. Pursuant to the agreement, the Company agreed to retain the designee of the Limited Partner to serve as property manager during the period from the closing of the transaction to the exercise of the conversion option. In consideration for the property management services, the Limited Partner or its designee shall receive a property management fee equal to a mutually agreeable yearly fee based on a good faith analysis of net profits from the operation of the partnership for the year, but under no circumstances in excess of $120,000. As at September 30, 2016, the Company owed management fees of $10,146.

e)   On July 15, 2016, the Company entered into a Consultancy Agreement with the Vice President of the Company for consulting services. The Consultancy Agreement is for a term of one year. In addition to a $30,000 signing bonus, the Company has agreed to issue 25,000 restricted shares as compensation and bi-weekly monetary compensation that is on par with the value of the services provided by the Vice President. On July 20, 2016, the Company issued the 25,000 shares of common stock to the Vice President of the Company.

f)   On July 15, 2016, the Company entered into a Board Director Agreement whereby the Company granted 10,000 restricted shares of common stock as compensation. In addition to the 10,000 shares of common stock, the Company has agreed to pay the Director from time to time monetary and equity compensation for the services.

g)   On July 21, 2016, the Company entered into a Board Director Agreement whereby the Company granted 10,000 restricted shares of common stock as compensation. In addition to the 10,000 shares of common stock, the Company has agreed to pay the Director from time to time monetary and equity compensation for the services.

h)   As of September 30, 2016, the Company is indebted to the CFO of the Company, and three companies owned by the CFO of the Company, for a net $64,226 (December 31, 2015 - $3,050), which represents advances of $62,611 made to the Company by the CFO and the three companies owned by the CFO and $1,615 of management fees owed to the CFO. The amount due is unsecured, non-interest bearing and due on demand.

i)    As of September 30, 2016, the Company is owed $1,164 (December 31, 2015 - $nil) from the limited partner of AHIT Valfre, LLP, which represents $1,650 of security deposit and rent the limited partner received on behalf of the Company from a tenant. In addition, the Company owed $136 to the limited partner of AHIT Valfre, LLP for repair expenses paid on behalf of the Company.

j)    As of September 30, 2016, the Company is indebted to the limited partner of AHIT NNMP, LLP for $18,206, which represents $8,060 of expenses the limited partner paid on behalf of the Company and $10,146 of management fees owed to the limited partner.

k)    On August 10, 2016, the Company assumed a note in the principal amount of $76,876 through the acquisition of the AHIT NNMP properties. The note is held by one of the partners of the limited partner of AHIT NNMP. The note bears interest at 4.50% and is due on June 1, 2026. As of September 30, 2016, the principal balance of the loan is $75,809 and is reported as Note payable – related party in the consolidated balance sheets.

l)     On March 18, 2016, the Company sold its interest in one of the Company’s properties to PRM for $211,200 and recognized a gain of $4,981 on sale of asset.